Vessels, Port Terminal and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Total

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$1,841,140	$(376,794)	$1,464,346
Additions	—	(70,894)	(70,894)
Balance December 31, 2015	1,841,140	(447,688)	1,393,452
Additions	60,115	(73,847)	(13,732)
Transfers	29,695	—	29,695
Balance December 31, 2016	1,930,950	(521,535)	1,409,415
Additions	—	(73,017)	(73,017)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(11,828)	—	(11,828)
Balance December 31, 2017	$1,814,965	$(536,518)	$1,278,447

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$106,399	$(20,467)	$85,932
Additions	2,287	(3,431)	(1,144)
Balance December 31, 2015	108,686	(23,898)	84,788
Additions	2,051	(3,493)	(1,442)
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	109,224	(27,391)	81,833
Additions	5,060	(5,237)	(177)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	$251,641	$(32,628)	$219,013

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$464,966	$(111,137)	$353,829
Additions	6,188	(20,007)	(13,819)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	470,944	(131,144)	339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	475,378	(150,038)	325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Balance December 31, 2017	$472,081	$(164,056)	$308,025

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$13,426	$(6,390)	$7,036
Additions	443	(1,558)	(1,115)
Balance December 31, 2015	13,869	(7,948)	5,921
Additions	2,250	(1,475)	775
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	13,936	(9,423)	4,513
Additions	531	(1,257)	(726)
Disposals	(75)	28	(47)
Write offs	(32)	32	—
Balance December 31, 2017	$14,360	$(10,620)	$3,740

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$2,425,931	$(514,788)	$1,911,143
Additions	8,918	(95,890)	(86,972)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	2,434,639	(610,678)	1,823,961
Additions	65,154	(97,709)	(32,555)
Transfers	29,695	—	29,695
Balance December 31, 2016	2,529,488	(708,387)	1,821,101
Additions	11,122	(97,114)	(85,992)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(15,488)	3,613	(11,875)
Write offs	(32)	32	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	$2,553,047	$(743,822)	$1,809,225